Organization and Business Description - Schedule Company’s Subsidiaries (Details)	12 Months Ended
Sep. 30, 2024
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 23, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 03, 2023	[1]
Jurisdiction of Formation	Hong Kong, PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Investment Holding	[1]
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Oct. 24, 2018
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	May 05, 2008
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 15, 2017
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 20, 2012
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	85.00%
Principal Activities	Education service
Shanghai Zhouzhi Culture Development Co., Ltd (“Zhouzhi Culture”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 11, 2012
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Hangzhou Jicai Education Technology Co. Ltd., (“Hangzhou Jicai”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 10, 2017
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 13, 2001	[2]
Jurisdiction of Formation	PRC	[2]
Percentage of direct/indirect Economic Ownership	100.00%	[2]
Principal Activities	Tutorial service	[2]
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 06, 2004	[3]
Jurisdiction of Formation	PRC	[3]
Percentage of direct/indirect Economic Ownership	76.50%	[3]
Principal Activities	Tutorial service	[3]
Wenzhou Lilong Logistics Services Co., Ltd. (“Lilong Logistics”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 17, 2019
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 12, 2019
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Educational training service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 07, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	52.00%
Principal Activities	Health business
Shanghai Jinheyu Biotechnology Co., Ltd. (“Shanghai Jinheyu”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Aug. 15, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	51.00%
Principal Activities	Health business
Zhejiang Golden Sun Selection Technology Co., Ltd.(“Golden Sun Selection”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 17, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	E-commerce service
Shanghai Fuyang Cultural and Tourism Development Co., Ltd. (“Fuyang”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 05, 2024
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	51.00%
Principal Activities	Cultural and Tourism

[1]	Golden Sun (SH) formerly known as CF (HK) Heath Technology Limited, changed its name on September 25, 2024.
[2]	Due to the fact that Shanghai Jicai had no business activities, the Board of Directors approved to close Shanghai Jicai on September 7, 2023. The deregistration had been completed on December 9, 2024. This closure did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.
[3]	On November 20, 2023, Xianjin Technology injected paid-in-capital of $69,249 (RMB500,000) to exchange 10% equity interests from the non-controlling shareholder of Hongkou Tutorial. After this injection, Xianjin Technology holds 90% equity interests in Hongkou Tutorial.